COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2021	Sep. 29, 2021 USD ($)	Sep. 13, 2021 USD ($)	May 21, 2021 USD ($)	Apr. 30, 2021	Feb. 03, 2021 item
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item						3
Contingent fee received as percent on total placement fee					70.00%
Contingent fee equal percentage in gross proceeds				1.00%	5.00%
Contingent fee receivable as part of agreeement | $		$ 20,000	$ 500,000	$ 7,500,000
Percentage Of Cash Fee Upon Gross Proceeds	3.5